UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2010



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA WORLD GROWTH FUND - 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2010


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER

USAA WORLD GROWTH FUND
AUGUST 31, 2010

                                                                      (Form N-Q)

48051-1010                                   (C)2010, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

USAA WORLD GROWTH FUND
August 31, 2010 (unaudited)

                                                                                         MARKET
NUMBER                                                                                    VALUE
OF SHARES   SECURITY                                                                      (000)
-----------------------------------------------------------------------------------------------
            COMMON STOCKS (98.6%)

            CONSUMER DISCRETIONARY (12.8%)
            ------------------------------
            ADVERTISING (2.6%)
  172,190   Omnicom Group, Inc.                                                        $  6,028
  560,301   WPP plc                                                                       5,551
                                                                                       --------
                                                                                         11,579
                                                                                       --------
            APPAREL & ACCESSORIES & LUXURY GOODS (4.0%)
  339,190   Burberry Group plc                                                            4,421
  136,518   Compagnie Financiere Richemont S.A.                                           5,306
   69,090   LVMH Moet Hennessy - Louis Vuitton S.A.                                       8,035
                                                                                       --------
                                                                                         17,762
                                                                                       --------
            APPAREL RETAIL (0.5%)
   63,010   Abercrombie & Fitch Co. "A"                                                   2,180
                                                                                       --------
            CASINOS & GAMING (0.8%)
  730,845   Ladbrokes plc                                                                 1,468
  821,630   William Hill plc                                                              2,110
                                                                                       --------
                                                                                          3,578
                                                                                       --------
            FOOTWEAR (1.9%)
  121,260   NIKE, Inc. "B"                                                                8,488
                                                                                       --------
            MOTORCYCLE MANUFACTURERS (0.3%)
   60,060   Harley-Davidson, Inc.                                                         1,461
                                                                                       --------
            MOVIES & ENTERTAINMENT (2.1%)
  293,920   Walt Disney Co.                                                               9,579
                                                                                       --------
            PUBLISHING (0.4%)
   89,500   Wolters Kluwer N.V.                                                           1,671
                                                                                       --------
            SPECIALTY STORES (0.2%)
  111,340   Sally Beauty Holdings, Inc. (a) *                                               961
                                                                                       --------
            Total Consumer Discretionary                                                 57,259
                                                                                       --------

            CONSUMER STAPLES (21.1%)
            ------------------------
            BREWERS (2.7%)
  265,640   Heineken N.V.                                                                11,897
                                                                                       --------
            DISTILLERS & VINTNERS (3.0%)
  553,875   Diageo plc                                                                    8,996
   58,708   Pernod Ricard S.A.                                                            4,589
                                                                                       --------
                                                                                         13,585
                                                                                       --------
            DRUG RETAIL (1.4%)
  237,900   Walgreen Co.                                                                  6,395
                                                                                       --------
            FOOD RETAIL (0.9%)
   26,000   Lawson, Inc.                                                                  1,185


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1  | USAA WORLD GROWTH FUND

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
                                                                                         MARKET
NUMBER                                                                                    VALUE
OF SHARES   SECURITY                                                                      (000)
-----------------------------------------------------------------------------------------------
  471,939   Tesco plc                                                                     2,946
                                                                                       --------
                                                                                          4,131
                                                                                       --------
            HOUSEHOLD PRODUCTS (3.7%)
   98,335   Procter & Gamble Co.                                                       $  5,868
  208,050   Reckitt Benckiser Group plc                                                  10,411
                                                                                       --------
                                                                                         16,279
                                                                                       --------
            PACKAGED FOODS & MEAT (7.1%)
   83,352   DANONE S.A.                                                                   4,479
  170,380   General Mills, Inc.                                                           6,161
   91,407   J.M. Smucker Co.                                                              5,345
  304,067   Nestle S.A.                                                                  15,754
                                                                                       --------
                                                                                         31,739
                                                                                       --------
            PERSONAL PRODUCTS (1.3%)
   39,080   Beiersdorf AG                                                                 2,089
  156,100   Kao Corp.                                                                     3,629
                                                                                       --------
                                                                                          5,718
                                                                                       --------
            SOFT DRINKS (1.0%)
   16,790   Dr. Pepper Snapple Group, Inc.                                                  618
   58,480   PepsiCo, Inc.                                                                 3,753
                                                                                       --------
                                                                                          4,371
                                                                                       --------
            Total Consumer Staples                                                       94,115
                                                                                       --------
            ENERGY (3.8%)
            -------------
            INTEGRATED OIL & GAS (1.8%)
   51,160   Chevron Corp.                                                                 3,794
   84,410   Royal Dutch Shell plc "A"                                                     2,244
   46,620   Total S.A.                                                                    2,178
                                                                                       --------
                                                                                          8,216
                                                                                       --------
            OIL & GAS EQUIPMENT & SERVICES (1.2%)
  138,400   National-Oilwell Varco, Inc.                                                  5,203
                                                                                       --------
            OIL & GAS EXPLORATION & PRODUCTION (0.8%)
      734   INPEX Holdings, Inc.                                                          3,320
                                                                                       --------
            Total Energy                                                                 16,739
                                                                                       --------
            FINANCIALS (13.8%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (4.9%)
  337,741   Bank of New York Mellon Corp.                                                 8,197
  148,704   Julius Baer Group Ltd.                                                        5,245
  238,640   State Street Corp.                                                            8,371
                                                                                       --------
                                                                                         21,813
                                                                                       --------
            CONSUMER FINANCE (1.2%)
  109,600   Aeon Credit Service Co. Ltd.                                                  1,157
  100,940   American Express Co.                                                          4,025
                                                                                       --------
                                                                                          5,182
                                                                                       --------
            DIVERSIFIED BANKS (3.3%)
  152,500   Banco Santander Brasil S.A. ADR                                               1,919
  108,456   Erste Bank der Oesterreichischen Sparkassen AG                                3,936
   60,180   ICICI Bank Ltd. ADR                                                           2,486
    8,561   Komercni Banka A.S.                                                           1,652
  177,999   Standard Chartered plc                                                        4,773
                                                                                       --------
                                                                                         14,766
                                                                                       --------
            DIVERSIFIED CAPITAL MARKETS (1.0%)
  276,800   UBS AG *                                                                      4,684
                                                                                       --------

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                                                   PORTFOLIO OF INVESTMENTS |  2

================================================================================

                                                                                         MARKET
NUMBER                                                                                    VALUE
OF SHARES   SECURITY                                                                      (000)
-----------------------------------------------------------------------------------------------
            INVESTMENT BANKING & BROKERAGE (1.2%)
   40,180   Goldman Sachs Group, Inc.                                                  $  5,502
                                                                                       --------
            MULTI-LINE INSURANCE (0.7%)
  202,270   AXA S.A.                                                                      3,144
                                                                                       --------
            REINSURANCE (0.6%)
   69,228   Swiss Re                                                                      2,871
                                                                                       --------
            SPECIALIZED FINANCE (0.9%)
   62,290   Deutsche Boerse AG                                                            3,806
                                                                                       --------
            Total Financials                                                             61,768
                                                                                       --------

            HEALTH CARE (13.8%)
            -------------------
            BIOTECHNOLOGY (0.2%)
   22,667   Actelion Ltd. *                                                                 972
                                                                                       --------
            HEALTH CARE EQUIPMENT (4.8%)
  204,150   Medtronic, Inc.                                                               6,427
    9,212   Sonova Holding AG                                                             1,179
  180,750   St. Jude Medical, Inc. *                                                      6,248
   36,020   Synthes, Inc.                                                                 3,974
   78,380   Zimmer Holdings, Inc. *                                                       3,697
                                                                                       --------
                                                                                         21,525
                                                                                       --------
            HEALTH CARE SUPPLIES (1.0%)
  130,810   DENTSPLY International, Inc.                                                  3,639
   13,270   Essilor International SA                                                        805
                                                                                       --------
                                                                                          4,444
                                                                                       --------
            LIFE SCIENCES TOOLS & SERVICES (2.3%)
  112,390   Thermo Fisher Scientific, Inc. *                                              4,734
   89,660   Waters Corp. *                                                                5,426
                                                                                       --------
                                                                                         10,160
                                                                                       --------
            PHARMACEUTICALS (5.5%)
  114,888   Bayer AG                                                                      7,015
   78,820   Johnson & Johnson                                                             4,494
   64,240   Merck KGaA                                                                    5,580
   55,600   Roche Holdings AG                                                             7,557
                                                                                       --------
                                                                                         24,646
                                                                                       --------
            Total Health Care                                                            61,747
                                                                                       --------
            INDUSTRIALS (10.9%)
            -------------------
            AEROSPACE & DEFENSE (1.3%)
  144,350   Honeywell International, Inc.                                                 5,643
                                                                                       --------
            AIR FREIGHT & LOGISTICS (2.3%)
  169,385   TNT N.V.                                                                      4,300
   93,470   United Parcel Service, Inc. "B"                                               5,963
                                                                                       --------
                                                                                         10,263
                                                                                       --------
            ELECTRICAL COMPONENTS & EQUIPMENT (3.0%)
  168,940   Legrand S.A.                                                                  5,130
   32,070   Rockwell Automation, Inc.                                                     1,640
   62,899   Schneider Electric S.A.                                                       6,671
                                                                                       --------
                                                                                         13,441
                                                                                       --------
            INDUSTRIAL CONGLOMERATES (2.6%)
  110,130   3M Co.                                                                        8,651
  170,775   Smiths Group plc                                                              2,999
                                                                                       --------
                                                                                         11,650
                                                                                       --------

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3  | USAA WORLD GROWTH FUND

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
                                                                                         MARKET
NUMBER                                                                                    VALUE
OF SHARES   SECURITY                                                                      (000)
-----------------------------------------------------------------------------------------------
            RAILROADS (1.7%)
  125,696   Canadian National Railway Co.                                              $  7,670
                                                                                       --------
            Total Industrials                                                            48,667
                                                                                       --------
            INFORMATION TECHNOLOGY (10.7%)
            ------------------------------
            APPLICATION SOFTWARE (0.6%)
  100,190   Autodesk, Inc. *                                                              2,780
                                                                                       --------
            COMMUNICATIONS EQUIPMENT (1.9%)
  421,590   Cisco Systems, Inc. *                                                         8,453
                                                                                       --------
            DATA PROCESSING & OUTSOURCED SERVICES (0.6%)
   13,610   DST Systems, Inc.                                                               554
   32,600   Visa, Inc. "A"                                                                2,249
                                                                                       --------
                                                                                          2,803
                                                                                       --------
            ELECTRONIC COMPONENTS (1.2%)
    5,300   Hirose Electric Co. Ltd.                                                        512
  215,100   HOYA Corp.                                                                    4,742
                                                                                       --------
                                                                                          5,254
                                                                                       --------
            IT CONSULTING & OTHER SERVICES (1.5%)
  179,440   Accenture plc "A"                                                             6,568
                                                                                       --------
            OFFICE ELECTRONICS (1.0%)
  115,600   Canon, Inc.                                                                   4,713
                                                                                       --------
            SEMICONDUCTORS (2.0%)
  226,340   Intel Corp.                                                                   4,011
    7,719   Samsung Electronics Co. Ltd.                                                  4,867
                                                                                       --------
                                                                                          8,878
                                                                                       --------
            SYSTEMS SOFTWARE (1.9%)
  385,880   Oracle Corp.                                                                  8,443
                                                                                       --------
            Total Information Technology                                                 47,892
                                                                                       --------
            MATERIALS (10.4%)
            -----------------
            DIVERSIFIED CHEMICALS (1.2%)
  105,580   AkzoNobel N.V.                                                                5,575
                                                                                       --------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.5%)
   40,240   Monsanto Co.                                                                  2,119
                                                                                       --------
            INDUSTRIAL GASES (4.8%)
   45,645   Air Liquide S.A.                                                              4,747
  107,140   Linde AG                                                                     12,070
   52,210   Praxair, Inc.                                                                 4,491
                                                                                       --------
                                                                                         21,308
                                                                                       --------
            PAPER PRODUCTS (1.2%)
  417,800   Svenska Cellulosa AB "B"                                                      5,556
                                                                                       --------
            SPECIALTY CHEMICALS (2.7%)
    3,608   Givaudan S.A.                                                                 3,447
   24,910   International Flavors & Fragrances, Inc.                                      1,138
   50,660   Sherwin-Williams Co.                                                          3,566
   80,300   Shin-Etsu Chemical Co. Ltd.                                                   3,718
                                                                                       --------
                                                                                         11,869
                                                                                       --------
            Total Materials                                                              46,427
                                                                                       --------

            TELECOMMUNICATION SERVICES (0.6%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.6%)
1,180,650   Singapore Telecommunications Ltd.                                          $  2,683
                                                                                       --------

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                                                   PORTFOLIO OF INVESTMENTS |  4

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
                                                                                         MARKET
NUMBER                                                                                    VALUE
OF SHARES   SECURITY                                                                      (000)
-----------------------------------------------------------------------------------------------

            Total Telecommunication Services                                              2,683
                                                                                       --------
            UTILITIES (0.7%)
            ----------------
            ELECTRIC UTILITIES (0.3%)
   28,549   Red Electrica de Espana                                                       1,177
                                                                                       --------
            MULTI-UTILITIES (0.4%)
   62,277   Gaz de France S.A.                                                            1,928
                                                                                       --------
            Total Utilities                                                               3,105
                                                                                       --------
            Total Common Stocks (cost: $425,514)                                        440,402
                                                                                       --------

            MONEY MARKET INSTRUMENTS (1.3%)

            MONEY MARKET FUNDS (1.3%)
5,701,042   State Street Institutional Liquid Reserve Fund, 0.27%(b)
               (cost: $5,701)                                                             5,701
                                                                                       --------

            SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
            FROM SECURITIES LOANED (0.2%)

            MONEY MARKET FUNDS (0.2%)
       99   AIM Short-Term Investment Co. Liquid Assets Portfolio, 0.26%, 0.24%(b)           --
    9,366   Blackrock Liquidity Funds TempFund Portfolio, 0.25%, 0.24%(b)                     9
  846,611   Fidelity Institutional Money Market Portfolio, 0.27%, 0.28%(b)                  847
                                                                                       --------
            Total Short-term Investments Purchased With Cash Collateral From
               Securities Loaned (cost: $856)                                               856
                                                                                       --------

            TOTAL INVESTMENTS (COST: $432,071)                                         $446,959
                                                                                       ========

($ IN 000s)                                         VALUATION HIERARCHY
                                                    -------------------

                                         (LEVEL 1)
                                       QUOTED PRICES     (LEVEL 2)
                                         IN ACTIVE         OTHER         (LEVEL 3)
                                          MARKETS       SIGNIFICANT     SIGNIFICANT
                                       FOR IDENTICAL    OBSERVABLE     UNOBSERVABLE
ASSETS                                    ASSETS          INPUTS          INPUTS             TOTAL
--------------------------------------------------------------------------------------------------
EQUITY SECURITIES:
  COMMON STOCKS                        $     440,402    $         --   $         --       $440,402
MONEY MARKET INSTRUMENTS:
  MONEY MARKET FUNDS                           5,701              --             --          5,701
SHORT-TERM INVESTMENTS PURCHASED
WITH CASH COLLATERAL FROM
SECURITIES LOANED:
  MONEY MARKET FUNDS                             856              --             --            856
--------------------------------------------------------------------------------------------------
Total                                  $     446,959    $         --   $         --       $446,959
--------------------------------------------------------------------------------------------------

For the period ended August 31, 2010, common stocks with a fair value of $224,038,000 were transferred from Level 2 to Level 1. Due to an assessment of events at the end of the prior reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. At August 31, 2010, closing prices were not adjusted. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

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5  | USAA WORLD GROWTH FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

August 31, 2010 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA World Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: World Growth Fund Shares (Fund Shares) and World Growth Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's

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6 | USAA WORLD GROWTH FUND

================================================================================

subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

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7  | USAA WORLD GROWTH FUND

================================================================================

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. LENDING OF PORTFOLIO SECURITIES -- The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of August 31, 2010, was approximately $820,000.

E. As of August 31, 2010, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2010, were $70,221,000 and $55,333,000, respectively, resulting in net unrealized appreciation of $14,888,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $446,561,000 at August 31, 2010, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 55.4% of net assets at August 31, 2010.

================================================================================

                                          NOTES TO PORTFOLIO OF INVESTMENTS |  8

================================================================================

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
(a)   The security or a portion thereof was out on loan as of August 31, 2010.
(b) Rate represents the money market fund annualized seven-day yield at August 31, 2010.
*     Non-income-producing security.

================================================================================

9  | USAA WORLD GROWTH FUND

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.







                                  SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended August 31, 2010

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    10/27/2010
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    10/29/2010
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    10/27/2010
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.